Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Total debt securities in issue	£ 69,341	£ 64,533
Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Medium-term notes issued	26,348	24,346
Covered bonds	30,479	28,194
Certificates of deposit	5,806	6,667
Securitisation notes	5,360	5,533
Commercial paper	9,330	6,878
Total debt securities in issue	77,323	71,618
At fair value through profit or loss
Disclosure of financial liabilities [line items]
Medium-term notes issued	7,930	7,032
Securitisation notes	52	53
Total debt securities in issue	7,982	7,085
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Medium-term notes issued	18,418	17,314
Covered bonds	30,479	28,194
Certificates of deposit	5,806	6,667
Securitisation notes	5,308	5,480
Commercial paper	9,330	6,878
Total debt securities in issue	£ 69,341	£ 64,533